Cash and Cash Equivalents (Details) - USD ($)	Sep. 30, 2022	Jun. 30, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Dec. 31, 2020
Cash and Cash Equivalents [Abstract]
Bank deposits	$ 1,124,891		$ 1,846,842
Short term investments	43,769,959		47,270,788
Total	$ 44,894,850	$ 46,000,001	$ 49,117,630	$ 51,864,814	$ 53,332,496	$ 57,415,350